Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥) Segments	Jun. 30, 2026 USD ($) Segments	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss		$ (6,200)				$ (6,200)	$ (1,908)
Deposit insurance limit (in Yuan Renminbi) | ¥	¥ 500		¥ 500
Cash in bank		35,290			$ 14,327	35,290	16,895
Allowance for doubtful accounts		2,861				2,861	2,700
Prepayments and other assets		500				500	500
Contract liabilities recognized					900		800
Contract liabilities		1,400				1,400	$ 1,300
Operating leases term	1 year		1 year				1 year
Tax benefit rate			50.00%	50.00%
Penalties or interest relating to income taxes
Underpayment of taxes (in Yuan Renminbi) | ¥			¥ 100
Statute of limitation			10 years	10 years
Deposited amount		38,600				38,600	$ 19,700
Deposit insurance limit (in Yuan Renminbi) | ¥	¥ 500		¥ 500
Deposit insurance amounts not covered		$ 35,800				$ 35,800	$ 17,500
Percentage appreciated			3.10%	3.10%		2.22%
Registered of capital				$ 27,200		$ 27,200
CODM, description			The Company’s chief operating decision-maker (“CODM”) has been identified as its Chief Executive Officer. The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment as defined by ASC 280.	The Company’s chief operating decision-maker (“CODM”) has been identified as its Chief Executive Officer. The Company’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment as defined by ASC 280.
Number of reporting segment | Segments			1	1
China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	6.8932		6.8932				6.8932
Hubei Luge Logistics Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue					31.80%
Zhongbao Zhiyun (Huadian) Logistics Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenue	11.60%		11.60%				11.60%
Customer Concentration Risk [Member] | Account Receivables [Member] | Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%
Customer Concentration Risk [Member] | China, Yuan Renminbi [Member] | Total revenue [Member] | Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.00%	10.00%
Management Service [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities		$ 400				$ 400	$ 1,000
Minimum [Member] | China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate	6.8109	7.0288	6.8109		7.1839	7.0288	6.8109
Minimum [Member] | Customer Concentration Risk [Member] | Zhongbao Zhiyun (Huadian) Logistics Technology Co., Ltd [Member] | Accounts Payable [Member] | Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.10%	10.10%
Maximum [Member] | USD
Summary of Significant Accounting Policies [Line Items]
Translated rate					1
Maximum [Member] | Zhongbao Zhiyun (Huadian) Logistics Technology Co., Ltd [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member] | Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.50%	11.50%